Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Provisions
Provisions	R 18,015	R 17,361
Share Appreciation Right (SARs)
Provisions
Intrinsic value of share appreciation rights vested but not yet exercised	0	0
Environmental
Provisions
Provisions	17,207	16,196
Investments restricted for mining rehabilitation purposes	700	676
Indemnities for mining rehabilitation purposes	R 2,314	R 2,190
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (4,405)	R (4,352)
amount capitalised to property, plant and equipment	(1,237)	(1,250)
income recognised in income statement	(3,168)	(3,102)
Decrease in the discount rate	5,474	5,266
amount capitalised to property, plant and equipment	1,646	1,787
expense recognised in income statement	R 3,828	R 3,479
Environmental | South Africa | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	6.60%	4.20%
Environmental | South Africa | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	10.10%	10.30%
Environmental | Europe | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.60%	0.00%
Environmental | Europe | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.40%	0.50%
Environmental | United States | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.20%	0.20%
Environmental | United States | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	3.30%	1.80%